Condensed Statement of Changes in Stockholder's Equity - Coastal Pride Company, Inc [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Stockholders' Equity [Member]
Beginning balance at Dec. 31, 2017	$ 1,265	$ 110,359	$ 755,882	$ 867,506
Beginning balance, shares at Dec. 31, 2017	1,265
Net Income (Loss)			193,454	193,454
Ending balance at Sep. 30, 2018	$ 1,265	110,359	949,336	1,060,960
Ending balance, shares at Sep. 30, 2018	1,265
Beginning balance at Dec. 31, 2017	$ 1,265	110,359	755,882	867,506
Beginning balance, shares at Dec. 31, 2017	1,265
Net Income (Loss)			178,861	178,861
Ending balance at Dec. 31, 2018	$ 1,265	110,359	934,743	1,046,367
Ending balance, shares at Dec. 31, 2018	1,265
Net Income (Loss)			(27,693)	(27,693)
Ending balance at Sep. 30, 2019	$ 1,265	$ 110,359	$ 907,050	$ 1,018,674
Ending balance, shares at Sep. 30, 2019	1,265